Quarterly Holdings Report
for
Fidelity® Tactical Bond Fund
May 31, 2026
TBF-NPRT3-0726
1.9904499.104
Asset-Backed Securities - 5.7%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.5%
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (c)	110,085	108,433
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (c)	109,569	108,971
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		217,404
UNITED STATES - 5.2%
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (c)	75,834	73,169
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (c)	70,411	66,954
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (c)	238,750	211,733
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (c)	923,875	842,384
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (c)	224,998	223,063
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (c)	241,163	235,383
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (c)	480,000	451,586
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (c)	27,580	27,248
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (c)	52,205	52,521
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (c)	31,520	31,670
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (c)	42,355	40,619
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (c)	43,340	42,484
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (c)	24,625	23,930
TOTAL UNITED STATES		2,322,744
TOTAL ASSET-BACKED SECURITIES (Cost $2,518,239)		2,540,148

Commercial Mortgage Securities - 2.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.0%
BX 2019 Trust Series 2019-OC11 Class E, 4.0755% 12/9/2041 (b)(c)	52,000	48,106
BX 2025-DIME Trust Series 2025-DIME Class B, CME Term SOFR 1 month Index + 1.5%, 5.1271% 2/15/2035 (b)(c)(d)	145,000	143,913
BX 2025-DIME Trust Series 2025-DIME Class C, CME Term SOFR 1 month Index + 1.75%, 5.3771% 2/15/2035 (b)(c)(d)	94,000	93,413
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0705% 4/15/2040 (b)(c)(d)	90,664	90,721
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9171% 4/15/2037 (b)(c)(d)	188,999	189,176
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4661% 4/15/2037 (b)(c)(d)	7,000	7,011
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.421% 5/15/2039 (b)(c)(d)	100,000	90,000
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7202% 5/15/2039 (b)(c)(d)	100,000	86,000
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.169% 5/15/2039 (b)(c)(d)	100,000	78,500
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (c)	100,000	85,306
TOTAL UNITED STATES		912,146
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $952,210)		912,146

Fixed-Income Funds - 31.0%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (e)	48,438	4,590,458
Fidelity High Income Central Fund (e)	42,020	4,637,776
Fidelity International Credit Central Fund (e)	54,812	4,603,103
TOTAL FIXED-INCOME FUNDS (Cost $13,842,565)		13,831,337

Foreign Government and Government Agency Obligations - 2.9%
		Principal Amount (a)	Value ($)
BRAZIL - 1.4%
Brazilian Federative Republic 10% 1/1/2029	BRL	1,000,000	182,924
Brazilian Federative Republic 10% 1/1/2033	BRL	1,700,000	281,589
Federative Republic of Brazil 7.250% 1/12/2056		121,000	120,939
TOTAL BRAZIL			585,452
COLOMBIA - 0.4%
Colombian Republic 6.125% 1/21/2031		200,000	199,150
DOMINICAN REPUBLIC - 1.1%
Dominican Republic 4.875% 9/23/2032 (c)		270,000	256,370
Dominican Republic 5.5% 2/22/2029 (c)		250,000	251,253
TOTAL DOMINICAN REPUBLIC			507,623
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,307,013)			1,292,225

Municipal Securities - 0.3%
	Principal Amount (a)	Value ($)
Illinois - 0.2%
General Obligations - 0.2%
Chicago IL Brd Ed 6.319% 11/1/2029	60,000	58,453
Massachusetts - 0.1%
Health Care - 0.1%
Massachusetts St Dev Fin Agy Rv (Tufts Medicine Proj.) Series 2025 G, 6.625% 10/1/2030	52,000	53,251
TOTAL MUNICIPAL SECURITIES (Cost $112,785)		111,704

Non-Convertible Corporate Bonds - 9.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Cimic Finance Ltd 6% 4/22/2036 (c)	29,000	28,718
GUATEMALA - 0.8%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Millicom International Cellular SA 4.5% 4/27/2031 (c)	310,000	289,596
Millicom International Cellular SA 6.25% 3/25/2029 (c)	72,000	72,180

TOTAL GUATEMALA		361,776
ISRAEL - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	200,000	207,710
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	204,546

TOTAL ISRAEL		412,256
MEXICO - 1.3%
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Petroleos Mexicanos 7.69% 1/23/2050	650,000	595,095
UNITED STATES - 6.4%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.0%
HUT 8 DC LLC 6.192% 11/15/2042 (c)	24,000	24,286
Media - 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	115,000	85,330
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	135,000	108,910
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	130,000	99,728
Sirius XM Radio LLC 4.125% 7/1/2030 (c)	140,000	131,977
		425,945
TOTAL COMMUNICATION SERVICES		450,231
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (c)	4,000	4,167
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (c)	12,000	12,676
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (c)	3,000	3,197
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (c)	6,000	6,387
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (c)	4,000	4,360
MPLX LP 5% 3/1/2033	100,000	99,819
MPLX LP 5.65% 3/1/2053	100,000	93,341
Targa Resources Corp 4.2% 2/1/2033	130,000	123,682
Targa Resources Corp 4.95% 4/15/2052	130,000	111,928
TOTAL ENERGY		459,557
Financials - 0.7%
Banks - 0.6%
Bank of America Corp 2.299% 7/21/2032 (b)	280,000	247,764
Consumer Finance - 0.1%
Capital One Financial Corp 5.468% 2/1/2029 (b)	18,000	18,260
Capital One Financial Corp 7.624% 10/30/2031 (b)	32,000	35,257
		53,517
Financial Services - 0.0%
Corebridge Financial Inc 3.9% 4/5/2032	9,000	8,470
Corebridge Financial Inc 4.35% 4/5/2042	2,000	1,685
Corebridge Financial Inc 6.05% 9/15/2033	6,000	6,293
		16,448
TOTAL FINANCIALS		317,729
Health Care - 1.6%
Health Care Providers & Services - 1.6%
Centene Corp 4.625% 12/15/2029	120,000	116,876
Prime Healthcare Foundation Inc 7% 12/1/2027	294,000	302,890
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	250,000	251,168
TOTAL HEALTH CARE		670,934
Industrials - 0.2%
Aerospace & Defense - 0.2%
Boeing Co 6.259% 5/1/2027	9,000	9,144
Boeing Co 6.298% 5/1/2029	12,000	12,554
Boeing Co 6.388% 5/1/2031	9,000	9,601
Boeing Co 6.528% 5/1/2034	10,000	10,917
Boeing Co 6.858% 5/1/2054	14,000	15,794
Boeing Co 7.008% 5/1/2064	14,000	15,998
TOTAL INDUSTRIALS		74,008
Materials - 0.6%
Chemicals - 0.6%
Celanese US Holdings LLC 6.5% 4/15/2030	140,000	143,571
Celanese US Holdings LLC 6.75% 4/15/2033	140,000	144,435
TOTAL MATERIALS		288,006
Real Estate - 0.7%
Diversified REITs - 0.1%
Piedmont Operating Partnership LP 6.875% 7/15/2029	21,000	22,075
Piedmont Operating Partnership LP 9.25% 7/20/2028	39,000	42,474
		64,549
Health Care REITs - 0.1%
National Health Investors Inc 5.35% 2/1/2033	30,000	29,783
Office REITs - 0.4%
Highwoods Realty LP 7.65% 2/1/2034	89,000	99,635
Kilroy Realty LP 5.875% 10/15/2035	68,000	66,678
		166,313
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 8.875% 4/12/2029	28,000	29,534
Residential REITs - 0.0%
American Homes 4 Rent LP 3.625% 4/15/2032	8,000	7,446
American Homes 4 Rent LP 4.3% 4/15/2052	6,000	4,677
		12,123
TOTAL REAL ESTATE		302,302
Utilities - 0.6%
Electric Utilities - 0.6%
DPL LLC/Ohio 4.35% 4/15/2029	270,000	260,640
Multi-Utilities - 0.0%
Puget Energy Inc 4.224% 3/15/2032	15,000	14,406
TOTAL UTILITIES		275,046
TOTAL UNITED STATES		2,837,813
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $4,151,145)		4,235,658

Preferred Securities - 0.6%
	Principal Amount (a)	Value ($)
CANADA - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Enbridge Inc 5.75% 7/15/2080 (b) (Cost $267,257)	250,000	257,643

U.S. Treasury Obligations - 47.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.125% 8/15/2053	4.36 to 4.80	5,488,000	4,758,911
US Treasury Bonds 4.25% 8/15/2054	4.79 to 4.98	1,359,400	1,204,078
US Treasury Bonds 4.75% 2/15/2056	5.00 to 5.16	981,000	945,439
US Treasury Bonds 4.75% 5/15/2055	4.83 to 4.91	311,000	299,337
US Treasury Notes 3.875% 8/15/2033	4.59 to 4.77	1,586,000	1,544,553
US Treasury Notes 4% 1/31/2033	4.25	3,989,000	3,927,296
US Treasury Notes 4.125% 2/15/2036	4.48 to 4.61	971,000	947,180
US Treasury Notes 4.25% 8/15/2035	4.08 to 4.14	1,720,000	1,698,836
US Treasury Notes 4.375% 5/15/2034	4.23 to 4.53	5,377,000	5,389,183
US Treasury Notes 4.625% 2/15/2035	4.41	300,000	305,203
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,441,777)			21,020,016

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $260,441)	3.67	260,389	260,441

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $44,853,432)	44,461,318
NET OTHER ASSETS (LIABILITIES) - 0.3%	126,838
NET ASSETS - 100.0%	44,588,156

Currency Abbreviations
BRL	-	Brazilian Real

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,537,461 or 10.2% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	445,263	10,704,202	10,888,993	68,317	(31)	-	260,441	260,389	0.0%
Fidelity Floating Rate Central Fund	5,980,239	271,219	1,601,823	269,395	(50,788)	(8,389)	4,590,458	48,438	0.2%
Fidelity High Income Central Fund	5,473,893	253,273	1,100,000	253,272	3,175	7,435	4,637,776	42,020	0.3%
Fidelity International Credit Central Fund	5,710,837	144,521	1,300,000	144,521	(204,625)	252,370	4,603,103	54,812	4.4%
Total	17,610,232	11,373,215	14,890,816	735,505	(252,269)	251,416	14,091,778

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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